Guarantor and Non-Guarantor Financial Information	3 Months Ended
Mar. 31, 2013
Guarantor and Non-Guarantor Financial Information [Abstract]
Guarantor and Non-Guarantor Financial Information
Guarantor and Non-Guarantor Financial Information

Piedmont anticipates filing one or more registration statements relating to debt securities of Piedmont OP, guaranteed by Piedmont. When one or more registration statements becomes effective, Piedmont will become subject to the requirements of Rule 3-10 of Regulation S-X regarding financial statements of guarantors and issuers of guaranteed registered securities. Therefore, Piedmont is providing the following condensed consolidating financial information for Piedmont Operating Partnership, LP (the "Issuer"), Piedmont Office Realty Trust, Inc. (the "Guarantor"), and the other directly and indirectly owned subsidiaries of the Guarantor (the "Non-Guarantor Subsidiaries"). The principal elimination entries relate to investments in subsidiaries and intercompany balances and transactions, including transactions with the Non-Guarantor Subsidiaries.

Condensed Consolidated Balance Sheets
As of March 31, 2013
(in thousands)	Issuer	Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets:
Real estate assets, at cost:
Land	$90,239	$—	$576,240	$—	$666,479
Buildings and improvements, less accumulated depreciation	518,634	—	2,540,683	—	3,059,317
Intangible lease assets, less accumulated amortization	2,954	—	67,798	—	70,752
Construction in progress	766	—	28,721	—	29,487
Real estate assets held for sale, net	—	—	24,954	—	24,954
Total real estate assets	612,593	—	3,238,396	—	3,850,989
Investments in and amounts due from unconsolidated joint ventures	38,293	—	—	—	38,293
Cash and cash equivalents	68,385	150	—	(50,960)	17,575
Tenant receivables, net	35,865	—	117,832	—	153,697
Advances to affiliates	846,627	1,297,916	(1,171,575)	(972,968)	—
Notes receivable	160,000	2,500	23,890	(186,390)	—
Prepaid expenses, restricted cash, escrows, and other assets	5,262	175	8,961	(991)	13,407
Goodwill	180,097	—	—	—	180,097
Interest rate swap	1,712	—	—	—	1,712
Deferred financing costs, net	4,037	—	1,871	—	5,908
Deferred lease costs, net	33,011	—	238,326	—	271,337
Other assets held for sale, net	—	—	5,646	—	5,646
Total assets	$1,985,882	$1,300,741	$2,463,347	$(1,211,309)	$4,538,661
Liabilities:
Line of credit and notes payable	$735,890	$—	$1,150,025	$(186,390)	$1,699,525
Accounts payable, accrued expenses, and accrued capital expenditures	19,720	434	171,071	(51,952)	139,273
Advances from affiliates	284,014	599,167	162,403	(1,045,584)	—
Deferred income	5,198	—	18,387	—	23,585
Intangible lease liabilities, net	18	—	45,197	—	45,215
Interest rate swaps	8,443	—	—	—	8,443
Total liabilities	1,053,283	599,601	1,547,083	(1,283,926)	1,916,041
Stockholders’ Equity:
Common stock	—	1,676	—	—	1,676
Additional paid-in capital	—	3,667,614	—	—	3,667,614
Cumulative distributions in excess of earnings	939,330	(2,968,150)	914,651	72,617	(1,041,552)
Other comprehensive loss	(6,731)	—	—	—	(6,731)
Piedmont stockholders’ equity	932,599	701,140	914,651	72,617	2,621,007
Noncontrolling interest	—	—	1,613	—	1,613
Total stockholders’ equity	932,599	701,140	916,264	72,617	2,622,620
Total liabilities and stockholders’ equity	$1,985,882	$1,300,741	$2,463,347	$(1,211,309)	$4,538,661

Condensed Consolidated Balance Sheets
As of December 31, 2012
(in thousands)	Issuer	Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets:
Real estate assets, at cost:
Land	$90,239	$—	$532,109	$—	$622,348
Buildings and improvements, less accumulated depreciation	522,054	—	2,359,242	—	2,881,296
Intangible lease assets, less accumulated amortization	3,266	—	51,479	—	54,745
Construction in progress	1,056	—	19,317	—	20,373
Real estate assets held for sale, net	10,223	—	23,747	—	33,970
Total real estate assets	626,838	—	2,985,894	—	3,612,732
Investments in and amounts due from unconsolidated joint ventures	37,689	—	—	—	37,689
Cash and cash equivalents	62,371	239	—	(49,653)	12,957
Tenant receivables, net	34,286	—	110,862	—	145,148
Advances to affiliates	554,329	1,300,157	(931,733)	(922,753)	—
Notes receivable	160,000	2,500	23,890	(186,390)	—
Prepaid expenses, restricted cash, escrows, and other assets	4,219	15	10,070	(948)	13,356
Goodwill	180,097	—	—	—	180,097
Interest rate swap	1,075	—	—	—	1,075
Deferred financing costs, net	4,292	—	2,162	—	6,454
Deferred lease costs, net	31,357	—	208,783	—	240,140
Other assets held for sale, net	—	—	5,227	—	5,227
Total assets	$1,696,553	$1,302,911	$2,415,155	$(1,159,744)	$4,254,875
Liabilities:
Line of credit and notes payable	$452,890	$—	$1,150,025	$(186,390)	$1,416,525
Accounts payable, accrued expenses, and accrued capital expenditures	20,444	644	156,776	(50,601)	127,263
Advances from affiliates	274,158	568,093	147,783	(990,034)	—
Deferred income	5,991	—	15,561	—	21,552
Intangible lease liabilities, net	24	—	40,781	—	40,805
Interest rate swaps	8,235	—	—	—	8,235
Total liabilities	761,742	568,737	1,510,926	(1,227,025)	1,614,380
Stockholders’ Equity:
Common stock	—	1,676	—	—	1,676
Additional paid-in capital	—	3,667,051	—	—	3,667,051
Cumulative distributions in excess of earnings	941,971	(2,934,553)	902,620	67,281	(1,022,681)
Other comprehensive loss	(7,160)	—	—	—	(7,160)
Piedmont stockholders’ equity	934,811	734,174	902,620	67,281	2,638,886
Noncontrolling interest	—	—	1,609	—	1,609
Total stockholders’ equity	934,811	734,174	904,229	67,281	2,640,495
Total liabilities and stockholders’ equity	$1,696,553	$1,302,911	$2,415,155	$(1,159,744)	$4,254,875

Condensed Consolidated Statements of Income
For the three months ended March 31, 2013
(in thousands)	Issuer	Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Rental income	$18,925	$—	$90,002	$(906)	$108,021
Tenant reimbursements	4,036	—	21,628	(12)	25,652
Property management fee revenue	3,420	—	40	(2,829)	631
	26,381	—	111,670	(3,747)	134,304
Expenses:
Property operating costs	10,203	—	46,407	(3,718)	52,892
Depreciation	6,115	—	23,305	—	29,420
Amortization	1,320	—	7,797	—	9,117
General and administrative	4,378	118	5,417	(5,364)	4,549
	22,016	118	82,926	(9,082)	95,978
Real estate operating income	4,365	(118)	28,744	5,335	38,326
Other income (expense):
Interest expense	(3,624)	—	(15,592)	2,843	(16,373)
Interest and other income	2,778	43	(1,255)	(2,843)	(1,277)
Net casualty loss	58	—	(219)	—	(161)
Equity in income of unconsolidated joint ventures	395	—	—	—	395
	(393)	43	(17,066)	—	(17,416)
Income from continuing operations	3,972	(75)	11,678	5,335	20,910
Discontinued operations:
Operating income, excluding impairment loss	(211)	—	358	—	147
Impairment loss	(6,402)	—	—	—	(6,402)
Gain/(loss) on sale of real estate assets	—	—	—	—	—
Income from discontinued operations	(6,613)	—	358	—	(6,255)
Net income	(2,641)	(75)	12,036	5,335	14,655
Less: Net income attributable to noncontrolling interest	—	—	(4)	—	(4)
Net income attributable to Piedmont	$(2,641)	$(75)	$12,032	$5,335	$14,651

Condensed Consolidated Statements of Income
For the three months ended March 31, 2012
(in thousands)	Issuer	Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Rental income	$18,318	$—	$86,447	$(890)	$103,875
Tenant reimbursements	4,138	—	22,387	(12)	26,513
Property management fee revenue	3,481	—	54	(2,961)	574
Other rental income	16	—	108	—	124
	25,953	—	108,996	(3,863)	131,086
Expenses:
Property operating costs	9,913	—	45,600	(3,822)	51,691
Depreciation	5,719	—	21,133	—	26,852
Amortization	1,313	—	11,301	—	12,614
General and administrative	5,058	76	5,237	(5,114)	5,257
	22,003	76	83,271	(8,936)	96,414
Real estate operating income	3,950	(76)	25,725	5,073	34,672
Other income (expense):
Interest expense	(2,844)	—	(16,493)	2,800	(16,537)
Interest and other income	2,837	—	60	(2,800)	97
Equity in income of unconsolidated joint ventures	170	—	—	—	170
	163	—	(16,433)	—	(16,270)
Income from continuing operations	4,113	(76)	9,292	5,073	18,402
Discontinued operations:
Operating income, excluding impairment loss	1,040	—	(41)	—	999
Gain/(loss) on sale of real estate assets	17,832	—	(2)	—	17,830
Income from discontinued operations	18,872	—	(43)	—	18,829
Net income	22,985	(76)	9,249	5,073	37,231
Less: Net income attributable to noncontrolling interest	—	—	(4)	—	(4)
Net income attributable to Piedmont	$22,985	$(76)	$9,245	$5,073	$37,227

Condensed Consolidated Statements of Cash Flows
For the three months ended March 31, 2013
(in thousands)	Issuer	Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net Cash Provided by Operating Activities	$7,636	$177	$29,849	$5,336	$42,998

Cash Flows from Investing Activities:
Investment in real estate assets and real estate intangibles, net of accruals	(2,534)	—	(279,079)	—	(281,613)
Net sales proceeds from wholly-owned properties	3,403	—	—	—	3,403
Investments in unconsolidated joint ventures	(672)	—	—	—	(672)
Deferred lease costs paid	(2,331)	—	(6,539)	—	(8,870)
Net cash used in investing activities	(2,134)	—	(285,618)	—	(287,752)
Cash Flows from Financing Activities:
Deferred financing costs paid	(47)	—	—	—	(47)
Proceeds from line of credit and notes payable	294,000	—	—	—	294,000
Repayments from line of credit and notes payable	(11,000)	—	—	—	(11,000)
Repurchases of common stock as part of announced program	—	(11)	—	—	(11)
Intercompany distributions	(282,441)	33,315	255,769	(6,643)	—
Dividends paid to stockholders and distributions to noncontrolling interest	—	(33,570)	—	—	(33,570)
Net cash provided by/(used in) financing activities	512	(266)	255,769	(6,643)	249,372
Net (decrease)/increase in cash and cash equivalents	6,014	(89)	—	(1,307)	4,618
Cash and cash equivalents, beginning of year	62,371	239	—	(49,653)	12,957
Cash and cash equivalents, end of year	$68,385	$150	$—	$(50,960)	$17,575

Condensed Consolidated Statements of Cash Flows
For the three months ended March 31, 2012
(in thousands)	Issuer	Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net Cash Provided By/(Used In) Operating Activities	$(13,664)	$620	$45,880	$5,073	$37,909

Cash Flows from Investing Activities:
Investment in real estate assets and real estate intangibles, net of accruals	(4,630)	—	(8,445)	—	(13,075)
Net sales proceeds from wholly-owned properties	24,839	—	—	—	24,839
Deferred lease costs paid	(1,550)	—	(4,324)	—	(5,874)
Net cash provided by/(used in)/provided by investing activities	18,659	—	(12,769)	—	5,890
Cash Flows from Financing Activities:
Deferred financing costs paid	(12)	—	—	—	(12)
Proceeds from line of credit and notes payable	49,000	—	—	—	49,000
Repayments from line of credit and notes payable	(29,000)	—	(140,000)	—	(169,000)
Costs of issuance of common stock	—	(229)	—	—	(229)
Intercompany distributions	(133,170)	34,176	106,889	(7,895)	—
Dividends paid to stockholders and distributions to noncontrolling interest	—	(34,569)	—	—	(34,569)
Net cash provided by/(used in) financing activities	(113,182)	(622)	(33,111)	(7,895)	(154,810)
Net (decrease)/increase in cash and cash equivalents	(108,187)	(2)	—	(2,822)	(111,011)
Cash and cash equivalents, beginning of year	166,920	139	—	(27,369)	139,690
Cash and cash equivalents, end of year	$58,733	$137	$—	$(30,191)	$28,679